Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of income tax benefit

	Years Ended December 31,
	2022	2021
Expected federal income tax benefit at statutory rate	60,378	$80,314
State taxes	10,063	13,386
Change in valuation allowance	(70,441)	(93,700)
Income tax benefit	$–	$–

Schedule of deferred tax assets

	December 31,
	2022	2021
Deferred tax asset	1,113,183	$1,042,742
Valuation allowance	(1,113,183)	(1,042,742)
Deferred tax assets, net of allowance	$–	$–